OTHER ASSETS AND OTHER LIABILITIES, Cash Flow Hedges are Expected to Occur and Affect Statement of Income, Net of Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	S/ 1,771,134	S/ 1,902,790
Cash outflows (liabilities)	(1,756,987)	(1,902,988)
Consolidated statement of income	4,609	(16,707)
Up to 1 Year [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	1,202,322	160,643
Cash outflows (liabilities)	(1,190,257)	(153,240)
Consolidated statement of income	2,764	485
From 1 to 3 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	568,812	1,742,147
Cash outflows (liabilities)	(566,730)	(1,749,748)
Consolidated statement of income	1,845	(17,192)
From 3 to 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	0	0
Cash outflows (liabilities)	0	0
Consolidated statement of income	0	0
Over 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	0	0
Cash outflows (liabilities)	0	0
Consolidated statement of income	S/ 0	S/ 0